Recovery of Erroneously Awarded Compensation - Restatement Determination Date:: 2023-11-30	12 Months Ended
Dec. 31, 2024
Erroneously Awarded Compensation Recovery
Restatement Determination Date	Nov. 30, 2023
Aggregate Erroneous Compensation Not Yet Determined	In November 2023, pursuant to applicable rules of the NYSE, our board of directors adopted a policy for the recovery of erroneously awarded compensation, or “clawback policy,” that requires recovery of certain incentive-based compensation (as defined in the policy) from covered employees in the event of any applicable restatement of our financial statements. In June 2024, we revised our financial statements for the quarterly and annual periods beginning in 2018 through the period ended December 31, 2023, due to a change in our recognition of a deferred tax asset. Although the financial statement revision was an accounting restatement within the meaning of the clawback policy, no recovery of erroneously awarded compensation was required pursuant to the clawback policy because there was no relevant incentive-based compensation. Our clawback policy is filed as an exhibit to our annual report on Form 10-K.